Cost of Sales - Schedule of Cost of Sales (Details)	9 Months Ended
	Sep. 30, 2025 MYR (RM)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 MYR (RM)
Schedule of Cost of Sales [Abstract]
Purchases	RM 15,105,501	$ 3,588,347	RM 5,817,548
Commissions			1,352,672
Marketing	3,311,278	786,602	1,837,487
Depreciation of plant and equipment	2,400,650	570,280	1,178,401
Software development	618,000	146,807
Server maintenance	24,942,592	5,925,169	13,339,291
Employee benefit expenses	2,057,167	488,684	1,897,108
Total	RM 48,435,188	$ 11,505,889	RM 25,422,507